Financial liabilities designated at fair value (Table)	12 Months Ended
Dec. 31, 2020
Financial liabilities designated at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities designated at fair value
	Barclays Bank Group
	2020		2019
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	50,216	57,650	49,559	56,891
Deposits	21,718	22,120	25,526	25,725
Repurchase agreements and other similar secured borrowing	177,455	177,513	128,686	128,845
Other financial liabilities	237	237	675	675
Financial liabilities designated at fair value	249,626	257,520	204,446	212,136